CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Debt Instrument [Line Items]
Proceeds		$ 5,068,265
Series B Convertible Secured Debentures December Seven Two Zero One Six [Member]
Debt Instrument [Line Items]
Subordinate Secured Debentures	$ 1,041,835
Proceeds	1,041,835
Compound embedded derivative	285,612
Carrying value	756,223
Series B Convertible Secured Debentures December Seven Two Zero One Six [Member] | Canada, Dollars
Debt Instrument [Line Items]
Subordinate Secured Debentures	$ 1,399,000